UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC
 1620 Dodge Street
Omaha, Nebraska 68197
(Address of principal executive offices)

Daniel W. Koors
Jackson Fund Services
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent of service)

Registrant's telephone number, including area code:  (800) 662-4203

Date of fiscal year end:  March 31

Date of reporting period:  October 1, 2010 – December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedules of Investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 19.8%
$415,279	AmeriCredit Automobile Receivables Trust (insured by FSA Assurance), 5.64%, 09/06/13	$417,199
76,074	Banc of America Commercial Mortgage Inc. REMIC, 5.00%, 10/10/45	76,270
315,000	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	312,064
890,000	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	944,548
370,410	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 4.32%, 02/13/46	374,509
609,277	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.60%, 01/25/15	613,841
418,325	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	416,046
373,086	Countrywide Alternative Loan Trust REMIC, 5.86%, 08/25/36 (a)	371,686
713,453	Countrywide Asset-Backed Certificates REMIC, 0.34%, 10/25/28 (a)	703,509
560,753	Countrywide Asset-Backed Certificates REMIC, 0.50%, 06/25/34 (a)	535,860
858,000	Countrywide Asset-Backed Certificates REMIC, 1.51%, 05/25/37 (a)	36,687
350,243	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	340,908
580,000	First Union National Bank Commercial Mortgage REMIC, 6.67%, 12/12/33	600,820
274,898	Home Equity Asset Trust REMIC, 0.37%, 07/25/37 (a)	267,605
618,794	LB-UBS Commercial Mortgage Trust REMIC, 6.37%, 12/15/28	626,417
850,000	LB-UBS Commercial Mortgage Trust REMIC, 6.30%, 11/15/33	875,673
517,505	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	493,176
415,243	Nationstar Home Equity Loan Trust REMIC, 0.32%, 06/25/37 (a)	408,291
320,160	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	176,866
478,726	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	487,362
156,479	Popular ABS Mortgage Pass-Through Trust REMIC, 4.62%, 05/25/35 (a)	159,742
603,206	Preferred Term Securities XXIV Ltd., 0.60%, 03/22/37 (a) (b) (c)	331,763
Principal Amount	Security Description	Value

$469,863	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	$475,445
135,240	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	136,807
407,277	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	372,317
583,526	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	530,780
650,359	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	629,441
392,177	Residential Asset Securities Corp. REMIC, 0.36%, 12/25/31 (a)	390,025
491,379	Residential Asset Securities Corp. REMIC, 0.45%, 03/25/35 (a)	468,850
196,304	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	200,403
282,688	Triad Auto Receivables Owner Trust (insured by AMBAC Assurance Corp.), 5.31%, 05/13/13	286,351
467,068	Wells Fargo Home Equity Trust REMIC, 0.40%, 07/25/36 (a)	424,286

Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,009,712)		13,485,547

Corporate Bonds - 44.7%
Consumer Discretionary - 2.3%
505,000	Comcast Corp., 6.50%, 01/15/15	575,058
375,000	Mohawk Industries Inc., 6.88%, 01/15/16	402,188
585,000	Newell Rubbermaid Inc., 5.50%, 04/15/13	629,458
		1,606,704
Consumer Staples - 3.4%
423,000	Bottling Group LLC, 4.63%, 11/15/12	452,130
585,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	586,846
548,000	Kellogg Co., 5.13%, 12/03/12	587,312
335,000	SUPERVALU Inc., 8.00%, 05/01/16	320,762
375,000	Wal-Mart Stores Inc., 5.00%, 04/05/12	394,038
		2,341,088
Energy - 2.8%
615,000	ConocoPhillips, 4.60%, 01/15/15	670,314
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	555,656
579,000	Occidental Petroleum Corp., 7.00%, 11/01/13	669,453
		1,895,423

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Financials - 22.3%
$540,000	ACE INA Holdings Inc., 5.60%, 05/15/15	$595,030
585,000	American Express Credit Corp., 7.30%, 08/20/13	659,212
450,000	American Honda Finance Corp., 2.65%, 06/29/11 (a) (b)	454,865
890,000	Bank of New York Mellon, 6.38%, 04/01/12	948,895
650,000	BB&T Corp., 6.50%, 08/01/11	670,890
600,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	654,912
615,000	Citigroup Inc., 6.50%, 08/19/13	675,306
300,000	Citigroup Inc., 4.75%, 05/19/15	314,129
720,000	General Electric Capital Corp., 0.56%, 09/15/14 (a)	698,761
620,000	Goldman Sachs Group Inc., 6.00%, 05/01/14	683,016
280,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	280,760
560,000	JPMorgan Chase & Co., 5.15%, 10/01/15	592,267
525,000	KeyBank NA (guaranteed by FDIC), 3.20%, 06/15/12	544,624
415,000	KeyBank NA, 5.80%, 07/01/14	444,677
410,000	Merrill Lynch & Co. Inc., 5.45%, 02/05/13	432,466
650,000	Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	707,035
655,000	Morgan Stanley, 4.75%, 04/01/14	670,738
250,000	National City Corp., 4.00%, 02/01/11	250,313
650,000	PNC Funding Corp., 0.49%, 01/31/14 (a)	640,269
615,000	Pricoa Global Funding I, 5.45%, 06/11/14 (b)	681,787
1,420,000	Regions Bank (guaranteed by FDIC), 3.25%, 12/09/11	1,457,546
570,000	Regions Financial Corp., 7.75%, 11/10/14	592,800
650,000	State Street Bank & Trust Co., 0.50%, 12/08/15 (a)	628,272
285,000	State Street Capital Trust III, 8.25% (callable at 100 beginning 03/15/13) (d)	289,560
650,000	Wells Fargo Bank NA, 0.49%, 05/16/16 (a)	600,952
		15,169,082
Health Care - 0.8%
580,000	Medtronic Inc., 1.50%, 04/15/11	580,000

Principal Amount	Security Description	Value
Industrials - 0.8%
475,000	Textron Inc., 6.20%, 03/15/15	$518,257

Information Technology - 3.8%
$525,000	CA Inc., 6.13%, 12/01/14	575,578
825,000	Cisco Systems Inc., 5.25%, 02/22/11	830,169
300,000	Hewlett-Packard Co., 2.03%, 02/24/11 (a)	300,813
250,000	Hewlett-Packard Co., 2.95%, 08/15/12	257,759
520,000	International Business Machines Corp., 6.50%, 10/15/13	592,634
		2,556,953
Materials - 3.8%
495,000	Dow Chemical Co., 7.60%, 05/15/14	570,927
515,000	Mosaic Co., 7.63%, 12/01/16 (b)	554,150
335,000	Nalco Co., 8.25%, 05/15/17	363,056
480,000	Praxair Inc., 3.95%, 06/01/13	510,199
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	575,092
		2,573,424
Telecommunication Services - 1.0%
630,000	AT&T Inc., 5.10%, 09/15/14	689,281

Utilities - 3.7%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	438,248
416,000	PacifiCorp, 5.45%, 09/15/13	455,808
595,000	Public Service Co. of Colorado, 7.88%, 10/01/12	662,929
575,000	South Carolina Electric & Gas Co., 6.70%, 02/01/11	577,543
380,000	Wisconsin Energy Corp., 6.50%, 04/01/11	385,491
		2,520,019
Total Corporate Bonds (cost $29,254,851)		30,450,231

Government and Agency Obligations - 31.0%
GOVERNMENT SECURITIES - 25.8%
Federal Home Loan Bank - 1.3%
830,000	Federal Home Loan Bank, 4.50%, 09/16/13 (e)	906,327

Federal Home Loan Mortgage Corp. - 1.6%
1,000,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (e)	1,089,488

Municipals - 2.4%
380,000	City of Omaha, NE, 2.40%, 12/01/16	361,855
205,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 3.25%, 11/01/12	209,449

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Shares or Principal Amount	Security Description	Value

165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 4.25%, 11/01/14	170,519
$550,000	Nebraska Public Power District, Revenue, Series B, 4.14%, 01/01/13	$572,566
325,000	State of Mississippi, 2.63%, 11/01/16	311,217
		1,625,606
Treasury Inflation Index Securities - 3.2%
1,998,712	U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/15 (f)	2,131,282

U.S. Treasury Securities - 17.3%
3,600,000	U.S. Treasury Note, 1.75%, 11/15/11	3,644,719
1,800,000	U.S. Treasury Note, 2.75%, 10/31/13	1,892,110
5,090,000	U.S. Treasury Note, 2.63%, 12/31/14	5,307,516
915,000	U.S. Treasury Note, 2.38%, 03/31/16	926,580
		11,770,925
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 5.2%
Federal Home Loan Mortgage Corp. - 3.4%
1,003,790	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 12/15/17	1,034,283
1,269,546	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	1,321,589
		2,355,872
Federal National Mortgage Association - 1.8%
1,031,651	Federal National Mortgage Association REMIC, 5.50%, 11/25/34	1,084,361
1,388,670	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	127,480
		1,211,841

Total Government and Agency Obligations (cost $20,911,548)	21,091,341
Preferred Stocks - 0.6%
550	US Bancorp, Series A, 7.19% (callable at 1,000 beginning on 04/15/11) (d)	429,138
Total Preferred Stocks (cost $564,328)	429,138
Exchange Traded Funds - 0.5%
3,383	iShares iBoxx High Yield Corporate Bond Fund	305,451
Total Exchange Traded Funds (cost $300,106)	305,451

Investment Company - 1.3%
88,140	Federated Institutional High-Yield Bond Fund (c)	874,346
Total Investment Company (cost $750,000)	874,346

Shares	Security Description	Value

Short Term Investments - 1.5%
Investment Company - 1.5%
1,005,287	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (g)	$1,005,287

Total Short Term Investments (cost $1,005,287)		1,005,287

Total Investments - 99.4% (cost $66,795,832)		67,641,341
Other assets in excess of liabilities - 0.6%		421,179

NET ASSETS - 100%		$68,062,520

(a)	Variable rate security. The rate reflected is the rate in effect at December 31, 2010.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds' Board of Directors.

(c)
Security fair valued in good faith in accordance with the procedures established by the Tributary Funds' Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Schedules of Portfolio Investments.

(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	This security is a direct debt of the agency and not collateralized by mortgages.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2010.

AMBAC	AMBAC Indemnity Corp.
FDIC	Federal Deposit Insurance Corp.
FSA	Financial Security Assurance Inc.
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 22.9%
$1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.20%, 09/10/47 (a)	$1,447,831
516,349	Bear Stearns Asset Backed Securities Trust REMIC, 5.00%, 10/25/33	485,221
1,000,000	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	1,061,290
790,738	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	789,350
418,325	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	416,046
373,086	Countrywide Alternative Loan Trust REMIC, 5.86%, 08/25/36 (a)	371,686
302,121	Countrywide Asset-Backed Certificates REMIC, 0.50%, 06/25/34 (a)	288,710
1,075,000	Countrywide Asset-Backed Certificates REMIC, 1.51%, 05/25/37 (a)	45,966
350,243	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	340,908
378,119	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	386,456
635,000	First Union National Bank Commercial Mortgage REMIC, 6.67%, 12/12/33	657,794
240,766	Home Equity Asset Trust REMIC, 0.37%, 07/25/37 (a)	234,379
853,032	LB-UBS Commercial Mortgage Trust REMIC, 6.37%, 12/15/28	863,541
1,234,000	LB-UBS Commercial Mortgage Trust REMIC, 6.30%, 11/15/33	1,271,271
477,697	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	455,239
346,840	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	191,605
1,013,018	Preferred Term Securities XXI Ltd., 5.71%, 03/22/38 (b) (c)	101,302
622,205	Preferred Term Securities XXIV Ltd., 0.60%, 03/22/37 (a) (b) (c)	342,212
491,706	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	497,547
667,852	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	675,591
274,358	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	250,808
749,529	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	681,778
Principal Amount	Security Description	Value

$546,302	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	$528,730
215,719	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	220,223
603,879	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33	596,992
282,688	Triad Auto Receivables Owner Trust (insured by AMBAC Assurance Corp.), 5.31%, 05/13/13	286,351
280,208	Wells Fargo Home Equity Trust REMIC, 0.40%, 07/25/36 (a)	254,542

Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,009,854)		13,743,369

Corporate Bonds - 23.2%
Consumer Discretionary - 1.7%
310,000	Comcast Corp., 6.50%, 01/15/17	357,359
325,000	Mohawk Industries Inc., 6.88%, 01/15/16	348,563
295,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	292,625

		998,547
Consumer Staples - 1.3%
245,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	245,773
285,000	PepsiCo Inc., 7.90%, 11/01/18	366,685
165,000	SUPERVALU Inc., 8.00%, 05/01/16	157,987

		770,445
Energy - 1.2%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	378,008
270,000	Tosco Corp., 8.13%, 02/15/30	349,719

		727,727
Financials - 11.4%
450,000	American Express Co., 6.80%, 09/01/66	445,500
325,000	Chubb Corp., 6.80%, 11/15/31	372,604
350,000	Citigroup Inc., 6.50%, 08/19/13	384,321
185,000	Citigroup Inc., 8.50%, 05/22/19	229,666
390,000	General Electric Capital Corp., 0.50%, 01/08/16 (a)	368,495
335,000	Goldman Sachs Capital I, 6.35%, 02/15/34	319,205
335,000	Goldman Sachs Group Inc., 6.25%, 09/01/17	369,690
150,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	150,407
360,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	371,193
285,000	KeyBank NA, 5.80%, 07/01/14	305,381

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$365,000	Merrill Lynch & Co. Inc., 5.00%, 01/15/15	$380,072
390,000	Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	424,221
350,000	Morgan Stanley, 4.75%, 04/01/14	358,409
375,000	PNC Funding Corp., 0.49%, 01/31/14 (a)	369,386
330,000	Prudential Financial Inc., 7.38%, 06/15/19	389,083
300,000	Regions Financial Corp., 7.75%, 11/10/14	312,000
375,000	State Street Bank & Trust Co., 0.50%, 12/08/15 (a)	362,465
185,000	State Street Capital Trust III, 8.25% (callable at 100 beginning 03/15/13) (d)	187,960
453,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (d)	434,880
350,000	Wachovia Bank NA, 6.60%, 01/15/38	385,376

		6,920,314
Industrials - 1.6%
400,000	Pitney Bowes Inc., 5.25%, 01/15/37	405,318
275,000	Textron Inc., 6.20%, 03/15/15	300,043
220,000	Union Pacific Corp., 5.70%, 08/15/18	246,946

		952,307
Information Technology - 1.2%
320,000	CA Inc., 6.13%, 12/01/14	350,829
300,000	International Business Machines Corp., 7.00%, 10/30/25	367,579

		718,408
Materials - 2.5%
305,000	Dow Chemical Co., 8.55%, 05/15/19	382,241
290,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	311,790
270,000	Mosaic Co., 7.63%, 12/01/16 (b)	290,525
165,000	Nalco Co., 8.25%, 05/15/17	178,819
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	357,162

		1,520,537
Telecommunication Services - 0.6%
320,000	AT&T Inc., 5.50%, 02/01/18	355,482

Utilities - 1.7%
315,000	Alabama Power Co., 5.50%, 10/15/17	353,652
300,000	Dayton Power & Light Co., 5.13%, 10/01/13	328,686
300,000	PacifiCorp, 5.50%, 01/15/19	338,250

		1,020,588

Total Corporate Bonds (cost $13,182,795)		13,984,355

Principal Amount	Security Description	Value

Government and Agency Obligations - 49.8%
GOVERNMENT SECURITIES - 20.6%
Municipals - 2.3%
$335,000	Nebraska Public Power District, RB, Series B, 4.85%, 01/01/14	$357,636
225,000	New York City, New York, Water Finance Authority & Sewer Revenue, 5.72%, 06/15/42	216,952
215,000	State of Connecticut, Public Improvements, 4.95%, 12/01/20	228,091
215,000	State of Connecticut, Public Improvements, 5.63%, 12/01/29	216,724
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	342,990

		1,362,393
Treasury Inflation Index Securities - 2.8%
899,225	U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (e)	971,935
641,768	U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19 (e)	710,156

		1,682,091
U.S. Treasury Securities - 15.5%
2,645,000	U.S. Treasury Bond, 4.38%, 11/15/39	2,659,050
500,000	U.S. Treasury Note, 3.25%, 06/30/16	527,149
3,650,000	U.S. Treasury Note, 3.50%, 02/15/18	3,839,628
2,225,000	U.S. Treasury Note, 3.50%, 05/15/20	2,279,246

		9,305,073
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 29.2%
Federal Home Loan Mortgage Corp. - 12.6%
1,090,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,174,068
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,290,436
2,030,000	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/29	2,101,633
776,459	Federal Home Loan Mortgage Corp. REMIC, 5.50%, 08/15/29	792,863
2,067,472	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	2,149,004

		7,508,004
Federal National Mortgage Association - 16.6%
442,545	Federal National Mortgage Association, 5.50%, 11/01/16	476,634
116,758	Federal National Mortgage Association, 4.50%, 12/01/18	123,691
1,315,000	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,381,933
418,908	Federal National Mortgage Association REMIC, 5.00%, 07/25/19	433,597

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

INCOME FUND

Shares or Principal Amount	Security Description	Value

$903,508	Federal National Mortgage Association, 7.50%, 08/01/22	$1,036,572
1,430,901	Federal National Mortgage Association, 4.00%, 06/01/24 (f)	1,475,841
415,498	Federal National Mortgage Association REMIC, 5.50%, 12/25/32	430,111
233,211	Federal National Mortgage Association, 5.00%, 08/01/34	246,483
1,370,000	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	1,500,826
303,169	Federal National Mortgage Association, 5.50%, 08/01/37	325,935
1,116,748	Federal National Mortgage Association, 6.00%, 09/01/38	1,221,616
1,155,971	Federal National Mortgage Association, 4.50%, 01/01/40	1,196,681
2,126,272	Federal National Mortgage Association, Interest Only REMIC, 4.50%, 03/25/38	102,787

		9,952,707

Total Government and Agency Obligations (cost $29,245,891)		29,810,268

Preferred Stock - 0.7%
580	US Bancorp, Series A, 7.19% (callable at 1,000 beginning on 04/15/11) (d)	452,545

Total Preferred Stocks (cost $595,666)		452,545

Exchange Traded Funds - 0.8%
5,047	iShares iBoxx High Yield Corporate Bond Fund	455,694

Total Exchange Traded Funds (cost $436,132)		455,694
Investment Company - 1.5%
88,140	Federated Institutional High-Yield Bond Fund (c)	874,345

Total Investment Company (cost $750,000)		874,345

Short Term Investments - 2.7%
Investment Company - 2.7%
1,605,615	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (g)	1,605,615

Total Short Term Investments (cost $1,605,615)		1,605,615

Shares	Security Description	Value

Total Investments - 101.6% (cost $60,825,953)	60,926,191
Liabilities in excess of other assets - (1.6%)	(953,573)

NET ASSETS - 100%	$59,972,618

(a)	Variable rate security. The rate reflected is the rate in effect at December 31, 2010.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds' Board of Directors.

(c)
Security fair valued in good faith in accordance with the procedures established by the Tributary Funds' Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Schedules of Portfolio Investments.

(d)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Investment purchased on a delayed delivery basis. As of December 31, 2010, the total cost of investments purchased on a delayed delivery basis was $1,471,146.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2010.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

BALANCED FUND

Shares	Security Description	Value

Common Stocks - 63.3%
Consumer Discretionary - 7.6%
5,000	BorgWarner Inc. (a)	$361,800
1,800	Chipotle Mexican Grill Inc. - Class A (a)	382,788
17,600	Comcast Corp. - Class A	386,672
5,900	Guess? Inc.	279,188
4,500	McDonald's Corp.	345,420
1,300	NetFlix Inc. (a)	228,410
6,700	Nordstrom Inc.	283,946
7,100	Tempur-Pedic International Inc. (a)	284,426
3,900	Ulta Salon Cosmetics & Fragrance Inc. (a)	132,600

		2,685,250
Consumer Staples - 6.4%
7,500	Avon Products Inc.	217,950
4,700	Church & Dwight Co. Inc.	324,394
3,600	Colgate-Palmolive Co.	289,332
4,700	Flowers Foods Inc.	126,477
6,000	Herbalife Ltd.	410,220
10,500	Kraft Foods Inc. - Class A	330,855
4,600	PepsiCo Inc.	300,518
4,300	Ralcorp Holdings Inc. (a)	279,543

		2,279,289
Energy - 6.8%
3,800	Apache Corp.	453,074
5,000	Exxon Mobil Corp.	365,600
3,800	Noble Energy Inc.	327,104
5,400	Occidental Petroleum Corp.	529,740
6,000	Peabody Energy Corp.	383,880
4,300	Schlumberger Ltd.	359,050

		2,418,448
Financials - 7.6%
5,400	ACE Ltd.	336,150
3,700	Affiliated Managers Group Inc. (a)	367,114
5,500	AFLAC Inc.	310,365
1,600	BlackRock Inc.	304,928
4,800	Credit Acceptance Corp. (a)	301,296
7,000	HCC Insurance Holdings Inc.	202,580
7,400	JPMorgan Chase & Co.	313,908
6,000	State Street Corp.	278,040
10,500	U.S. Bancorp	283,185

		2,697,566
Health Care - 7.9%
6,000	Abbott Laboratories	287,460
4,500	Biogen Idec Inc. (a)	301,725
5,500	Catalyst Health Solutions Inc. (a)	255,695
3,800	Cerner Corp. (a)	360,012
4,500	Hospira Inc. (a)	250,605
3,000	Medco Health Solutions Inc. (a)	183,810
Shares	Security Description	Value

5,400	Medidata Solutions Inc. (a)	$128,952
9,000	PSS World Medical Inc. (a)	203,400
3,200	Stryker Corp.	171,840
5,400	Thermo Fisher Scientific Inc. (a)	298,944
12,466	Valeant Pharmaceuticals International Inc.	352,663

		2,795,106
Industrials - 7.9%
3,800	3M Co.	327,940
6,000	AGCO Corp. (a)	303,960
2,600	Alliant Techsystems Inc. (a)	193,518
6,300	Emerson Electric Co.	360,171
3,700	Joy Global Inc.	320,975
5,000	Norfolk Southern Corp.	314,100
6,600	Pall Corp.	327,228
3,700	Parker Hannifin Corp.	319,310
4,300	Roper Industries Inc.	328,649

		2,795,851
Information Technology - 13.6%
8,000	Adobe Systems Inc. (a)	246,240
4,500	Akamai Technologies Inc. (a)	211,725
1,400	Apple Inc. (a)	451,584
12,500	Cisco Systems Inc. (a)	252,875
5,000	Citrix Systems Inc. (a)	342,050
6,500	Cognizant Technology Solutions Corp. - Class A (a)	476,385
5,500	Diodes Inc. (a)	148,445
2,500	Equinix Inc. (a)	203,150
3,000	Factset Research Systems Inc.	281,280
8,100	Hewlett-Packard Co.	341,010
14,000	Intel Corp.	294,420
900	MasterCard Inc. - Class A	201,699
10,300	Microsoft Corp.	287,576
12,800	Oracle Corp.	400,640
9,000	SRA International Inc. - Class A (a)	184,050
10,000	Tessera Technologies Inc. (a)	221,500
8,000	Texas Instruments Inc.	260,000

		4,804,629
Materials - 3.4%
3,200	Agrium Inc.	293,600
13,000	Calgon Carbon Corp. (a)	196,560
3,400	Praxair Inc.	324,598
6,000	Sigma-Aldrich Corp.	399,360

		1,214,118
Telecommunication Services - 0.9%
15,000	Partner Communications Co. Ltd. - ADR	304,800

Utilities - 1.2%
4,200	NextEra Energy Inc.	218,358

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

BALANCED FUND

Shares or Principal Amount	Security Description	Value

4,500	PG&E Corp.	$215,280

		433,638

Total Common Stocks (cost $15,318,482)		22,428,695

Corporate Bonds - 14.4%
Consumer Discretionary - 1.6%
$500,000	Home Depot Inc., 5.40%, 03/01/16	560,303

Consumer Staples - 0.9%
300,000	WM Wrigley Jr. Co., 2.45%, 06/28/12 (b)	302,128

Financials - 9.7%
400,000	American Express Credit Co., 5.88%, 05/02/13	435,015
500,000	Bank of America NA, 6.00%, 06/15/16	525,045
500,000	Commonwealth Bank of Australia, 5.00%, 04/13/20 (d) (c)	469,156
400,000	Goldman Sachs Group Inc., 3.63%, 08/01/12	412,802
500,000	KeyCorp, 6.50%, 05/14/13	542,857
250,000	Regions Bank, 7.50%, 05/15/18	257,500
300,000	Vornado Realty Trust, 4.25%, 04/01/15	302,851
500,000	Wachovia Corp., 5.25%, 08/01/14	533,247

		3,478,473
Industrials - 2.2%
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	526,681
250,000	Masco Corp., 7.13%, 03/15/20	261,532

		788,213

Total Corporate Bonds (cost $4,844,214)		5,129,117

Government and Agency Obligations - 12.8%
GOVERNMENT SECURITIES - 12.8%
Municipals - 11.0%
250,000	Aurora Illinois, GO, Series A, 4.25%, 12/30/17	256,595
250,000	City of Industry California, Sales Tax Revenue, 7.00%, 01/01/21	256,790
300,000	County of St. Charles Missouri (Insured by MBIA Insurance Corp), Sales Tax Revenue, 5.16%, 10/01/20	303,690
190,000	Denver City & County Board of Water Commission, Water Revenue, Series A, 5.00%, 12/15/19	192,818
100,000	Florida State Board of Education, Lottery Revenue, 5.19%, 07/01/19	103,872
265,000	Hamden Connecticut, GO, Series B, 5.38%, 08/15/22	270,348
Shares or Principal Amount	Security Description	Value

$195,000	Kansas Development Finance Authority, Kansas Project Revenue, Series N, 5.20%, 11/01/19	$196,437
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	308,613
200,000	New Orleans, Louisiana, Public Improvements, Series A, 7.20%, 12/01/19	208,040
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	212,661
200,000	Parker Colorado, Series A, 5.30%, 11/01/18	205,062
200,000	Reeves County Texas, Correctional Facilities, 7.40%, 12/01/17	201,818
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	203,150
350,000	State of California, University Revenue Bonds, 5.45%, 11/01/22	357,868
250,000	State of Colorado, COP, 5.42%, 09/15/20	258,497
280,000	Tulsa Airports Improvement Trust, Airport & Marina Revenue, Series B, 6.50%, 06/01/21	285,423
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	101,398

		3,923,080
Treasury Inflation Index Securities - 1.8%
606,840	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (e)	630,640

Total Government and Agency Obligations (cost $4,446,569)		4,553,720

Short Term Investments - 9.0%
Investment Company - 9.0%
3,183,030	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (f)	3,183,030

Total Short Term Investments (cost $3,183,030)		3,183,030

Total Investments - 99.5% (cost $27,792,295)		35,294,562
Other assets in excess of liabilities - 0.5%		187,126

NET ASSETS - 100%		$35,481,688

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

BALANCED FUND

(a)	Non-income producing security.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)	Variable rate security. The rate reflected is the rate in effect at December 31, 2010.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  The security may be resold in transactions exempt from registration, normally to qualified buyers. The security is considered illiquid according to the policies and procedures approved by the Tributary Funds' Board of Directors.  The total value of illiquid securities in the Fund was 1.3% of net assets.

(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2010.

ADR	American Depositary Receipt
COP	Certificate of Participation
GO	General Obligation
MBIA	Municipal Bond Investors Assurance

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

CORE EQUITY FUND

Shares	Security Description	Value

Common Stocks - 97.8%
Consumer Discretionary - 8.3%
68,475	Apollo Group Inc. - Class A (a)	$2,704,078
83,825	Best Buy Co. Inc.	2,874,359
319,100	Comcast Corp. - Class A	7,010,627
173,900	Home Depot Inc.	6,096,934
70,600	Mohawk Industries Inc. (a)	4,007,256

		22,693,254
Consumer Staples - 12.1%
137,700	HJ Heinz Co.	6,810,642
61,800	Kimberly-Clark Corp.	3,895,872
107,375	PepsiCo Inc.	7,014,809
63,050	Philip Morris International Inc.	3,690,316
104,900	Procter & Gamble Co.	6,748,217
129,475	Walgreen Co.	5,044,346

		33,204,202
Energy - 12.1%
63,700	Apache Corp.	7,594,951
100,150	Chevron Corp.	9,138,687
120,000	Exxon Mobil Corp.	8,774,400
52,775	Peabody Energy Corp.	3,376,545
49,450	Schlumberger Ltd.	4,129,075

		33,013,658
Financials - 16.2%
85,600	AFLAC Inc.	4,830,408
330,750	Bank of America Corp.	4,412,205
107,400	BB&T Corp.	2,823,546
27,850	BlackRock Inc.	5,307,653
51,525	Chubb Corp.	3,072,951
33,150	Goldman Sachs Group Inc.	5,574,504
162,500	JPMorgan Chase & Co.	6,893,250
107,300	MetLife Inc.	4,768,412
140,800	State Street Corp.	6,524,672

		44,207,601
Health Care - 11.9%
166,050	Abbott Laboratories	7,955,456
77,700	Amgen Inc. (a)	4,265,730
184,000	Medtronic Inc.	6,824,560
138,150	Novartis AG - ADR	8,143,942
98,250	Quest Diagnostics Inc.	5,302,553

		32,492,241
Industrials - 11.9%
84,300	3M Co.	7,275,090
136,100	Emerson Electric Co.	7,780,837
36,000	Flowserve Corp.	4,291,920
473,500	General Electric Co.	8,660,315
97,400	Jacobs Engineering Group Inc. (a)	4,465,790

		32,473,952
Shares	Security Description	Value

Information Technology - 19.0%
68,500	Adobe Systems Inc. (a)	$2,108,430
312,700	Applied Materials Inc.	4,393,435
182,100	Avnet Inc. (a)	6,014,763
229,050	Cisco Systems Inc. (a)	4,633,681
122,900	Hewlett-Packard Co.	5,174,090
43,525	International Business Machines Corp.	6,387,729
261,100	Microsoft Corp.	7,289,912
187,750	Oracle Corp.	5,876,575
134,775	Texas Instruments Inc.	4,380,188
313,600	Western Union Co.	5,823,552

		52,082,355
Materials - 3.9%
86,300	Air Products & Chemicals Inc.	7,848,985
51,200	Allegheny Technologies Inc.	2,825,216

		10,674,201
Utilities - 2.4%
69,775	PG&E Corp.	3,338,036
87,775	Southern Co.	3,355,638

		6,693,674

Total Common Stocks (cost $242,911,851)		267,535,138

Short Term Investments - 2.1%
Investment Company - 2.1%
5,724,772	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (b)	5,724,772

Total Short Term Investments (cost $5,724,772)		5,724,772

Total Investments - 99.9% (cost $248,636,623)		273,259,910
Other assets in excess of liabilities - 0.1%		260,037

NET ASSETS - 100%		$273,519,947

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2010.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value

Common Stocks - 97.0%
Consumer Discretionary - 13.5%
65,800	Johnson Controls Inc.	$2,513,560
104,000	Staples Inc.	2,368,080
115,500	Starbucks Corp.	3,711,015
49,300	Target Corp.	2,964,409

		11,557,064
Consumer Staples - 16.4%
23,400	Colgate-Palmolive Co.	1,880,658
51,500	PepsiCo Inc.	3,364,495
30,900	Procter & Gamble Co.	1,987,797
86,700	Safeway Inc.	1,949,883
37,700	Wal-Mart Stores Inc.	2,033,161
56,800	Whole Foods Market Inc. (b)	2,873,512

		14,089,506
Energy - 5.7%
39,200	Schlumberger Ltd.	3,273,200
43,000	Suncor Energy Inc.	1,646,470

		4,919,670
Financials - 2.6%
128,200	Charles Schwab Corp.	2,193,502

Health Care - 8.5%
37,800	Johnson & Johnson	2,337,930
24,900	Medtronic Inc.	923,541
56,000	Roche Holding AG - ADR	2,052,400
56,000	UnitedHealth Group Inc.	2,022,160

		7,336,031
Industrials - 10.1%
32,000	3M Co.	2,761,600
21,100	FedEx Corp.	1,962,511
48,500	Illinois Tool Works Inc.	2,589,900
44,800	Koninklijke Philips Electronics NV - NYS	1,375,360

		8,689,371
Information Technology - 33.4%
59,600	Adobe Systems Inc. (b)	1,834,488
147,500	Cisco Systems Inc. (b)	2,983,925
116,100	Dell Inc. (b)	1,573,155
46,000	Fiserv Inc. (b)	2,693,760
3,900	Google Inc. - Class A (b)	2,316,483
77,900	Hewlett-Packard Co.	3,279,590
93,200	Intel Corp.	1,959,996
63,500	Linear Technology Corp.	2,196,465
115,000	Microsoft Corp.	3,210,800
70,000	Paychex Inc.	2,163,700
107,800	Symantec Corp. (b)	1,804,572
29,481	VMware Inc. - Class A (b)	2,621,155

		28,638,089
Shares	Security Description	Value

Materials - 6.8%
55,500	Ecolab Inc.	$2,798,310
31,500	Praxair Inc.	3,007,305

		5,805,615

Total Common Stocks (cost $67,580,936)		83,228,848

Short Term Investments - 2.6%
Investment Company - 2.6%
2,189,860	Goldman Sachs Financial Square Funds, Prime Obligations Fund, 0.18% (a)	2,189,860

Total Short Term Investments (cost $2,189,860)		2,189,860

Total Investments - 99.6% (cost $69,770,796)		85,418,708
Other assets in excess of liabilities - 0.4%		364,781

NET ASSETS - 100%		$85,783,489

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2010.
(b)	Non-income producing security.

ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Common Stocks - 96.6%
Consumer Discretionary - 17.6%
35,000	BorgWarner Inc. (a)	$2,532,600
10,000	Capella Education Co. (a)	665,800
60,000	Chico's FAS Inc.	721,800
5,000	Chipotle Mexican Grill Inc. - Class A (a)	1,063,300
30,000	Coach Inc.	1,659,300
21,000	DeVry Inc.	1,007,580
25,000	GameStop Corp. - Class A (a)	572,000
22,000	Guess? Inc.	1,041,040
34,000	HanesBrands Inc. (a)	863,600
5,000	NetFlix Inc. (a)	878,500
30,000	Nordstrom Inc.	1,271,400
4,000	Panera Bread Co. - Class A (a)	404,840
34,400	Tempur-Pedic International Inc. (a)	1,378,064
12,000	Tenneco Inc. (a)	493,920
12,000	Ulta Salon Cosmetics & Fragrance Inc. (a)	408,000
13,000	Wolverine World Wide Inc.	414,440
6,000	Wynn Resorts Ltd.	623,040

		15,999,224
Consumer Staples - 6.8%
35,000	Avon Products Inc.	1,017,100
15,000	Church & Dwight Co. Inc.	1,035,300
40,000	Flowers Foods Inc.	1,076,400
29,000	Herbalife Ltd.	1,982,730
16,500	Ralcorp Holdings Inc. (a)	1,072,665

		6,184,195
Energy - 7.6%
5,000	CARBO Ceramics Inc.	517,700
30,000	GeoResources Inc. (a)	666,300
12,800	Noble Energy Inc.	1,101,824
30,000	Peabody Energy Corp.	1,919,400
40,000	Southern Union Co.	962,800
50,000	Williams Cos. Inc.	1,236,000
14,000	World Fuel Services Corp.	506,240

		6,910,264
Financials - 7.5%
20,000	Affiliated Managers Group Inc. (a)	1,984,400
23,000	Credit Acceptance Corp. (a)	1,443,710
14,000	Portfolio Recovery Associates Inc. (a)	1,052,800
10,000	Signature Bank (a)	500,000
30,000	Stifel Financial Corp. (a)	1,861,200

		6,842,110
Health Care - 13.1%
25,000	Biogen Idec Inc. (a)	1,676,250
40,000	Catalyst Health Solutions Inc. (a)	1,859,600
20,000	Cerner Corp. (a)	1,894,800
27,500	Hospira Inc. (a)	1,531,475
Shares	Security Description	Value

20,000	Immucor Inc. (a)	$396,600
37,000	Impax Laboratories Inc. (a)	744,070
30,200	Medidata Solutions Inc. (a)	721,176
60,000	PSS World Medical Inc. (a)	1,356,000
44,522	Valeant Pharmaceuticals International Inc.	1,259,528
30,000	Wright Medical Group Inc. (a)	465,900

		11,905,399
Industrials - 16.4%
25,000	AGCO Corp. (a)	1,266,500
17,000	Alliant Techsystems Inc. (a)	1,265,310
30,000	Applied Industrial Technologies Inc.	974,400
11,000	FTI Consulting Inc. (a)	410,080
9,000	Genesee & Wyoming Inc. - Class A (a)	476,550
24,000	Insituform Technologies Inc. – Class A (a)	636,240
20,000	Joy Global Inc.	1,735,000
17,000	L-3 Communications Holdings Inc.	1,198,330
17,000	Landstar System Inc.	695,980
9,700	Lincoln Electric Holdings Inc.	633,119
37,000	Pall Corp.	1,834,460
48,000	Quanta Services Inc. (a)	956,160
22,000	Roper Industries Inc.	1,681,460
18,000	Tetra Tech Inc. (a)	451,080
18,000	Woodward Governor Co.	676,080

		14,890,749
Information Technology - 18.3%
40,000	Adobe Systems Inc. (a)	1,231,200
37,000	Akamai Technologies Inc. (a)	1,740,850
30,000	Citrix Systems Inc. (a)	2,052,300
32,000	Cognizant Technology Solutions Corp. - Class A (a)	2,345,280
80,000	Diodes Inc. (a)	2,159,200
7,000	Equinix Inc. (a)	568,820
15,000	Factset Research Systems Inc.	1,406,400
77,000	Harmonic Inc. (a)	659,890
11,700	Itron Inc. (a)	648,765
47,000	Lawson Software Inc. (a)	434,750
52,000	Mentor Graphics Corp. (a)	624,000
40,000	Power-One Inc. (a)	408,000
75,000	SRA International Inc. - Class A (a)	1,533,750
38,000	Tessera Technologies Inc. (a)	841,700

		16,654,905
Materials - 7.0%
23,000	Agrium Inc.	2,110,250
65,000	Calgon Carbon Corp. (a)	982,800
21,000	Cliffs Natural Resources Inc.	1,638,210
25,000	Sigma-Aldrich Corp.	1,664,000

		6,395,260

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Telecommunication Services - 2.3%
50,000	Neutral Tandem Inc. (a)	$722,000
67,500	Partner Communications Co. Ltd. - ADR	1,371,600

		2,093,600

Total Common Stocks (cost $56,586,298)		87,875,706

Short Term Investments - 2.8%
Investment Company - 2.8%
2,554,771	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (b)	2,554,771

Total Short Term Investments (cost $2,554,771)		2,554,771

Total Investments - 99.4% (cost $59,141,069)		90,430,477
Other assets in excess of liabilities - 0.6%		569,857

NET ASSETS - 100%		$91,000,334

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2010.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value

Common Stocks - 95.0%
Consumer Discretionary - 13.4%
112,600	AnnTaylor Stores Corp. (a)	$3,084,114
44,900	Buckle Inc.	1,695,873
240,675	Callaway Golf Co.	1,942,247
128,400	Foot Locker Inc.	2,519,208
59,200	Jack in the Box Inc. (a)	1,250,896
38,400	Mohawk Industries Inc. (a)	2,179,584
64,435	Steiner Leisure Ltd. (a)	3,009,115
44,300	Tractor Supply Co.	2,148,107

		17,829,144
Consumer Staples - 1.3%
25,300	Church & Dwight Co. Inc.	1,746,206

Energy - 6.7%
51,800	Bill Barrett Corp. (a)	2,130,534
51,200	Dresser-Rand Group Inc. (a)	2,180,608
42,800	SM Energy Co.	2,522,204
39,600	Tidewater Inc.	2,132,064

		8,965,410
Financials - 18.0%
30,600	Affiliated Managers Group Inc. (a)	3,036,132
50,100	Arthur J Gallagher & Co.	1,456,908
87,300	Assured Guaranty Ltd.	1,545,210
36,500	Cullen/Frost Bankers Inc.	2,230,880
50,000	Delphi Financial Group Inc. - Class A	1,442,000
26,400	Home Properties Inc.	1,464,936
24,900	Jones Lang LaSalle Inc.	2,089,608
40,500	Mack-Cali Realty Corp.	1,338,930
76,300	MB Financial Inc.	1,321,516
197,000	MFA Financial Inc.	1,607,520
25,500	RLI Corp.	1,340,535
81,900	Selective Insurance Group	1,486,485
98,400	Texas Capital Bancshares Inc. (a)	2,092,968
51,500	United Bankshares Inc.	1,503,800

		23,957,428
Health Care - 10.6%
80,600	Genomic Health Inc. (a)	1,724,034
43,400	Martek Biosciences Corp. (a)	1,358,420
15,600	Mettler Toledo International Inc. (a)	2,358,876
107,400	PSS World Medical Inc. (a)	2,427,240
131,700	VCA Antech Inc. (a)	3,067,293
76,400	West Pharmaceutical Services Inc.	3,147,680

		14,083,543
Industrials - 15.0%
117,400	Barnes Group Inc.	2,426,658
56,000	Carlisle Cos. Inc.	2,225,440
55,700	CLARCOR Inc.	2,388,973
41,100	Hubbell Inc. - Class B	2,471,343
Shares	Security Description	Value

70,000	IDEX Corp.	$2,738,400
162,262	Insteel Industries Inc.	2,026,652
107,650	John Bean Technologies Corp.	2,166,995
51,900	Tennant Co.	1,993,479
65,700	Werner Enterprises Inc.	1,484,820

		19,922,760
Information Technology - 18.9%
39,200	Anixter International Inc. (a)	2,341,416
44,300	CACI International Inc. - Class A (a)	2,365,620
161,100	Daktronics Inc.	2,564,712
240,200	Entegris Inc. (a)	1,794,294
46,300	Littelfuse Inc.	2,178,878
98,200	Microsemi Corp. (a)	2,248,780
47,500	MTS Systems Corp.	1,779,350
54,700	National Instruments Corp.	2,058,908
109,800	Parametric Technology Corp. (a)	2,473,794
71,750	Park Electrochemical Corp.	2,152,500
72,550	Rosetta Stone Inc. (a)	1,539,511
32,800	Syntel Inc.	1,567,512

		25,065,275
Materials - 7.6%
27,400	Albemarle Corp.	1,528,372
41,000	Arch Chemicals Inc.	1,555,130
70,400	Intrepid Potash Inc. (a)	2,625,216
56,200	Sensient Technologies Corp.	2,064,226
129,400	Worthington Industries Inc.	2,380,960

		10,153,904
Utilities - 3.5%
53,500	IDACORP Inc.	1,978,430
104,100	Westar Energy Inc.	2,619,156

		4,597,586

Total Common Stocks (cost $103,950,550)		126,321,256

Short Term Investments - 5.4%
Investment Company - 5.4%
7,219,315	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.04% (b)	7,219,315

		7,219,315

Total Short Term Investments (cost $7,219,315)		7,219,315

Total Investments - 100.4% (cost $111,169,865)		133,540,571
Liabilities in excess of other assets - (0.4%)		(524,305)

NET ASSETS - 100%		$133,016,266

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

SMALL COMPANY FUND

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2010.

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value

Foreign Stocks - 97.6%
Australia - 10.5%
37,053	AGL Energy Ltd.	$577,070
33,215	Amcor Ltd.	229,268
34,009	AMP Ltd.	183,973
16,252	ASX Ltd.	626,215
19,167	Australia & New Zealand Banking Group Ltd.	457,664
41,486	BHP Billiton Ltd.	1,919,666
33,569	Boral Ltd.	165,803
8,074	Commonwealth Bank of Australia	419,181
293,095	Goodman Fielder Ltd.	403,122
81,812	GPT Group	245,963
10,569	Leighton Holdings Ltd.	332,666
72,325	National Australia Bank Ltd.	1,752,840
17,260	Orica Ltd.	439,487
34,291	QBE Insurance Group Ltd.	636,447
12,754	Sonic Health Care Ltd.	151,290
67,739	Toll Holdings Ltd.	396,916
9,528	Westfield Group	93,341
9,528	Westfield Retail Trust (a)	25,040
27,410	Westpac Banking Corp.	622,534
30,670	Woolworths Ltd.	845,864
25,907	WorleyParsons Ltd.	708,409

		11,232,759
Belgium - 1.7%
45,741	Belgacom SA	1,535,497
7,767	UCB SA	266,389

		1,801,886
Brazil - 0.5%
15,600	BM&F Bovespa SA (a)	123,420
6,000	Brookfield Incorporacoes SA	31,273
4,000	EDP - Energias do Brasil SA	93,300
1,800	Lojas Renner SA	61,171
6,800	MRV Engenharia e Participacoes SA	63,960
2,000	Natura Cosmeticos SA (a)	57,472
4,400	Rossi Residencial SA	39,212
20,500	TIM Participacoes SA	68,061

		537,869
China - 1.2%
244,000	Bank of China Ltd.	128,708
75,000	Bank of Communications Co. Ltd.	75,554
18,000	China Merchants Holdings International Co. Ltd.	71,096
80,000	China Petroleum & Chemical Corp.	76,577
6,000	China Shineway Pharmaceutical Group Ltd.	17,214
52,800	China Zhongwang Holdings Ltd.	29,414
75,000	CNOOC Ltd.	177,933
8,000	Greentown China Holdings Ltd. (a)	8,852
Shares	Security Description	Value

30,400	Guangzhou R&F Properties Co. Ltd. (a)	$ 43,492
96,000	Huaneng Power International Inc.	50,763
218,000	Industrial & Commercial Bank of China	162,393
48,000	Jiangsu Expressway Co. Ltd.	54,962
122,000	PetroChina Co. Ltd.	159,473
170,000	Renhe Commercial Holdings Co. Ltd.	29,745
68,000	Shanghai Electric Group Co. Ltd. (a)	44,881
6,500	Shimao Property Holdings Ltd.	9,818
65,500	Shui On Land Ltd.	31,517
15,000	Soho China Ltd. (a)	11,155
11,000	Want Want China Holdings Ltd.	9,638
44,000	Zhejiang Expressway Co. Ltd. (a)	43,363

		1,236,548
Czech Republic - 0.1%
500	Komercni Banka AS	118,547

Finland - 2.0%
59,644	Nokia Oyj	616,801
29,717	Orion Oyj	649,966
69,805	Pohjola Bank Plc	836,597

		2,103,364
France - 10.0%
14,980	BNP Paribas	952,900
19,496	Bouygues SA	840,194
5,435	Carrefour SA	224,023
6,087	Casino Guichard Perrachon SA	593,288
14,976	Eiffage SA	660,409
63,283	France Telecom SA	1,318,590
3,209	Gecina SA	352,906
3,478	Lagardere SCA	143,265
4,322	LVMH Moet Hennessy Louis Vuitton SA	710,853
5,827	Neopost SA	507,610
38,775	PagesJaunes Groupe SA	352,288
16,974	Sanofi-Aventis SA	1,085,184
29,578	Total SA	1,566,928
49,580	Vivendi SA	1,338,120

		10,646,558
Germany - 7.4%
62,047	BASF SE	4,974,869
7,182	Hochtief AG	606,456
34,626	RWE AG	2,313,643

		7,894,968
Greece - 0.3%
18,473	OPAP SA	319,381

Hong Kong - 1.8%
112,000	Fushan International Energy Group Ltd.	76,803
486,000	Hopewell Holdings Ltd.	1,525,667
209,000	NWS Holdings Ltd. (a)	317,294

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value

54,000	Skyworth Digital Holdings Ltd.	$32,028

		1,951,792
Indonesia - 0.2%
3,500	Astra Agro Lestari Tbk PT	10,183
23,000	Perusahaan Gas Negara PT	11,302
17,500	PT Astra International Tbk	106,011
5,000	PT Tambang Batubara Bukit Asam Tbk	12,743
30,500	Semen Gresik Persero Tbk PT	32,007
14,000	United Tractors Tbk PT	37,002

		209,248
Italy - 3.2%
97,391	Banca Carige SpA	204,034
127,256	Enel SpA	635,897
96,460	ENI SpA	2,105,894
60,267	Pirelli & C. SpA	487,161

		3,432,986
Japan - 20.8%
47,500	AEON Credit Service Co. Ltd.	671,800
40,000	Asahi Glass Co. Ltd.	467,660
27,000	China Bank Ltd.	175,631
14,200	Chubu Electric Power Co. Inc.	349,183
9,800	Daito Trust Construction Co. Ltd.	671,282
83,000	Denki Kagaku Kogyo K K	394,702
22,700	Eisai Co. Ltd.	822,200
1,500	Fast Retailing Co. Ltd.	238,943
61,000	Fujitsu Ltd.	424,603
43,000	Fukuoka Financial Group Inc.	187,003
67,000	Furukawa Electric Co. Ltd.	301,281
35,200	Honda Motor Co. Ltd.	1,394,210
85	Japan Prime Realty Investment Corp.	261,796
119,000	Joyo Bank Ltd.	523,383
341,000	Kajima Corp.	907,429
18,200	Kansai Electric Power Co. Inc.	449,338
11,100	Kyushu Electric Power Co. Inc.	248,885
10,900	Lawson Inc.	539,159
56,400	Mitsubishi UFJ Financial Group Inc.	305,034
31,000	Mitsui & Co. Ltd.	512,147
267,700	Mizuho Financial Group Inc.	504,597
20,900	MS&AD Insurance Group Holdings	523,981
1,000	Nintendo Co. Ltd.	293,581
304,000	Nippon Express Co. Ltd.	1,370,753
6,000	Nippon Telegraph & Telephone Corp.	271,652
19,000	Nissan Chemical Industries Ltd.	246,483
17,000	Nisshin Seifun Group Inc.	215,930
13,400	Nissin Foods Holdings Co. Ltd.	480,399
231	NTT DoCoMo Inc.	403,546
136,000	Ricoh Co. Ltd.	1,993,840
22,700	Sankyo Co. Ltd.	1,282,241
8,700	Secom Co. Ltd.	412,117
13,900	Shin-Etsu Chemical Co. Ltd.	753,480
18,000	Shiseido Co. Ltd.	393,397
Shares	Security Description	Value

54,000	Sumitomo Chemical Co. Ltd.	$266,108
64,500	Sumitomo Corp.	913,028
96,000	Sumitomo Rubber Industries Inc.	1,002,932
108,000	Taisei Corp.	252,803
8,500	Takeda Pharmaceutical Co. Ltd.	418,350
4,060	USS Co. Ltd.	332,123

		22,177,010
Malaysia - 0.2%
30,200	Lafarge Malayan Cement Bhd	75,157
45,300	Malayan Banking Bhd	124,935

		200,092
Mexico - 0.4%
7,900	Alfa SAB de CV	79,209
12,500	Grupo Financiero Inbursa SA	54,911
7,800	Grupo Modelo SAB de CV	48,484
12,400	Kimberly-Clark de Mexico SAB de CV	75,671
130,000	Telefonos de Mexico SAB de CV	105,813
24,500	Wal-Mart de Mexico SAB de CV	70,024

		434,112
Netherlands - 3.2%
12,926	Koninklijke DSM NV	735,804
13,695	Koninklijke KPN NV	199,812
17,699	Koninklijke Philips Electronics NV	542,001
43,716	Royal Dutch Shell Plc	1,441,344
15,036	Unilever NV	468,086

		3,387,047
New Zealand - 0.5%
203,714	SKYCITY Entertainment Group Ltd.	514,165

Norway - 1.4%
6,959	SeaDrill Ltd.	235,324
27,632	StatoilHydro ASA	656,731
9,541	Yara International ASA	552,179

		1,444,234
Philippines - 0.0%
7,870	Bank of the Philippine Islands	10,601
530	Philippine Long Distance Telephone Co.	30,905

		41,506
Poland - 0.2%
136	Bank Zachodni WBK SA	9,878
1,212	KGHM Polska Miedz SA	70,865
6,125	Powszechna Kasa Oszczednosci Bank Polski SA	89,739

		170,482
Portugal - 0.7%
228,020	Energias de Portugal SA	758,899

Russia - 0.4%
3,600	Lukloil OAO - ADR	205,992

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value

23,550	Surgutneftegaz - ADR	$251,985

		457,977
South Africa - 0.7%
8,629	African Bank Investments Ltd.	50,836
2,915	Exxaro Resources Ltd.	60,379
3,817	FirstRand Ltd.	11,322
3,170	Impala Platinum Holdings Ltd.	112,274
2,962	Kumba Iron Ore Ltd.	191,162
644	MMI Holdings Ltd.	1,627
13,858	Pretoria Portland Cement Co. Ltd.	73,635
1,203	Reunert Ltd.	12,254
8,859	Sanlam Ltd.	37,605
2,437	Sasol Ltd.	128,299
7,392	Standard Bank Group Ltd.	120,868

		800,261
South Korea - 1.1%
1,830	Dongbu Insurance Co. Ltd.	72,574
2,220	Hana Financial Group Inc.	84,715
384	Hyundai Mipo Dockyard Co. Ltd.	75,805
4,750	Hyundai Securities Co. Ltd.	62,373
3,910	Kangwon Land Inc.	96,311
8,270	Korea Exchange Bank	86,002
4,800	Korea Life Insurance Co. Ltd.	33,630
2,190	KT Corp.	89,264
1,068	KT&G Corp.	60,897
8,270	LG Telecom Ltd.	52,257
596	S1 Corp.	29,414
441	Samsung Fire & Marine Insurance Co. Ltd.	87,446
3,050	Samsung Heavy Industries Co. Ltd.	110,743
729	SK Holdings Co. Ltd.	89,623
640	SK Telecom Co. Ltd.	97,859

		1,128,913
Spain - 3.4%
74,137	Banco Bilbao Vizcaya Argentaria SA	748,849
85,622	Banco de Sabadell SA	337,477
172,519	Banco Santander SA	1,827,417
25,671	Repsol YPF SA	715,132

		3,628,875
Sweden - 4.1%
43,355	Atlas Copco AB	1,094,696
115,747	Nordea Bank AB	1,259,785
76,852	Skanska AB	1,524,256
16,017	Svenska Handelsbanken	512,142

		4,390,879
Switzerland - 5.6%
29,260	Credit Suisse Group AG	1,179,228
23,771	Nestle SA	1,392,385
30,461	Novartis AG	1,790,769
2,283	Roche Holding AG	334,622
Shares	Security Description	Value

2,543	Syngenta AG	$744,100
1,902	Zurich Financial Services AG	492,847

		5,933,951
Taiwan - 1.1%
12,000	Acer Inc.	37,141
8,000	Advantech Co. Ltd.	22,672
3,250	Cheng Shin Rubber Industry Co. Ltd.	7,257
4,150	Chicony Electronics Co. Ltd.	9,266
35,000	China Development Financial Holding Corp.	15,449
13,000	China Life Insurance Co. Ltd.	13,866
5,000	Chinese Gamer International Corp.	43,454
43,453	Compal Electronics Inc.	57,692
14,000	Coretronic Corp.	22,940
11,000	Delta Electronics Inc.	53,846
18,000	Eternal Chemical Co. Ltd.	21,023
14,000	Farglory Land Development Co. Ltd.	37,752
7,000	Formosa Plastics Corp.	23,445
4,200	HTC Corp.	129,848
20,000	Inventec Co. Ltd.	11,336
4,000	Kinsus Interconnect Technology Corp.	13,603
25,079	Lite-On Technology Corp.	34,546
78,000	Mega Financial Holdings Co. Ltd.	60,152
5,000	Nan Ya Plastics Corp.	12,487
22,000	Novatek Microelectronics Corp.	71,038
4,000	Phison Electronics Corp.	22,397
5,000	Pixart Imaging Inc.	24,905
7,000	Powertech Technology Inc.	23,324
4,050	Richtek Technology Corp.	33,807
20,000	Taiwan Cement Corp.	22,534
86,000	Taiwan Semiconductor Manufacturing Co. Ltd.	209,749
6,000	TSRC Corp.	13,912
6,000	Unimicron Technology Corp.	11,707
47,000	United Microelectronics Corp.	26,316
16,503	Wistron Corp.	33,674
5,000	WPG Holdings Co. Ltd.	9,670
2,000	Young Fast Optoelectronics Co. Ltd.	19,134

		1,149,942
Thailand - 0.1%
2,200	Bangkok Bank Public Co. Ltd.	11,135
13,400	Charoen Pokphand Foods Public Co. Ltd.	10,985
2,500	Kasikornbank Public Co. Ltd.	10,828
17,800	Krung Thai Bank PCL	10,221
21,800	PTT Aromatics & Refining PCL	27,675
2,100	PTT Public Company Ltd.	22,304
7,100	Siam Commercial Bank Public Co. Ltd.	24,389
5,700	Thai Oil PCL	14,803

		132,340

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

INTERNATIONAL EQUITY FUND

Shares	Security Description	Value

Turkey - 0.2%
1,586	Akbank T.A.S.	$8,830
3,649	Tupras Turkiye Petrol Rafine	91,403
20,685	Turk Telekomunikasyon AS	87,250

		187,483
United Kingdom - 14.6%
10,580	AstraZeneca Plc	481,929
56,999	Aviva Plc	349,202
8,537	BHP Billiton Plc	339,494
82,346	Bradford & Bingley Plc (a) (b) (c)	—
64,250	British American Tobacco Plc	2,467,417
73,697	British Land Co. Plc	602,577
20,831	Diageo Plc	384,809
129,032	Firstgroup Plc	801,170
52,811	GlaxoSmithKline Plc	1,020,852
298,767	Home Retail Group Plc	877,932
91,628	HSBC Holdings Plc	930,021
147,551	ICAP Plc	1,230,588
42,573	J Sainsbury Plc	249,739
456,867	Legal & General Group Plc	689,061
65,827	Marks & Spencer Group Plc	378,658
10,988	Reckitt Benckiser Group Plc	603,802
608,253	RSA Insurance Group Plc	1,187,150
11,245	Standard Chartered Plc	302,476
178,806	Standard Life Plc	602,078
19,233	Unilever Plc	588,551
590,837	Vodafone Group Plc	1,527,106

		15,614,612

Total Foreign Stocks (cost $94,957,311)		104,038,686

Preferred Stocks - 1.3%
Brazil - 0.8%
6,100	Banco do Estado do Rio Grande do Sul	64,874
9,000	Cia de Bebidas das Americas	273,970
13,300	Gerdau SA	181,677
9,700	Metalurgica Gerdau SA	156,640
900	Ultrapar Participacoes SA	56,996
2,300	Vivo Participacoes SA	73,867

		808,024
Germany - 0.5%
3,590	Volkswagen AG, 3.15%	584,271

Total Preferred Stocks (cost $1,004,396)		1,392,295

Exchange Traded Funds - 0.8%
1,681	Global X/InterBolsa FSTE Colombia 20 ETF	71,493
8,420	iPath MSCI India Index Exchange-Traded Note (a)	653,897
Shares	Security Description	Value

1,921	iShares MSCI Chile Investable Market Index Fund	$152,912

Total Exchange Traded Funds (cost $741,780)		878,302

Total Investments - 99.7% (cost $96,703,487)		106,309,283
Other assets in excess of liabilities - 0.3%		317,776

Total Net Assets - 100%		$106,627,059

(a)	Non-income producing security.
(b)
The security is considered illiquid according to the policies and procedures approved by the Tributary Funds' Board of Directors.  The total value of illiquid securities in the Fund was 0.0% of net assets.

(c)
Security fair valued in good faith in accordance with the procedures established by the Tributary Funds' Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

QUARTERLY REPORT 2010

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

1. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by Tributary Funds, Inc. (the "Company") in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Company currently offers shares of eight distinct portfolios (collectively, the "Funds" and individually, a "Fund").

Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  Each Fund’s NAV is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter securities, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  The Funds' investment adviser and sub-advisers, as applicable, assist the Company’s Board of Directors (the “Board”), which is responsible for this review and determination process.  Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee pursuant to procedures established by the Board. Factors used in determining fair value include, but are not limited to, type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold and information as to any transactions or offers with respect to the security.  In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the International Equity Fund may use an independent statistical fair value pricing service to fair value certain international equity securities.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –
includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds whose NAVs are available on the valuation date.

Level 2 –
includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, mutual funds whose NAVs are not available until the subsequesnt day, international equity securities priced by an independent statistical fair value pricing service, or ADRs and GDRs for which quoted prices in active markets are not available.

QUARTERLY REPORT 2010

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

Level 3 –
includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Company’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2010, by category:
	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$ -	$13,153,784	$ 331,763	$ 13,485,547
Corporate Bonds	-	30,450,231	-	30,450,231
Government and Agency Obligations	-	21,091,341	-	21,091,341
Preferred Stocks	429,138	-	-	429,138
Exchange Traded Funds	305,451			305,451
Investment Companies	-	874,346	-	874,346
Short Term Investments	1,005,287	-	-	1,005,287
Total	$ 1,739,876	$65,569,702	$ 331,763	$67,641,341

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$ -	$13,299,855	$ 443,514	$ 13,743,369
Corporate Bonds	-	13,984,355	-	13,984,355
Government and Agency Obligations	-	29,810,268	-	29,810,268
Preferred Stocks	452,545	-	-	452,545
Exchange Traded Funds	455,694	-	-	455,694
Investment Companies	-	874,345	-	874,345
Short Term Investments	1,605,615	-	-	1,605,615
Total	$ 2,513,854	$57,968,823	$ 443,514	$ 60,926,191

Balanced Fund
Common Stocks	$ 22,428,695	$ -	$ -	$ 22,428,695
Corporate Bonds	-	5,129,117	-	5,129,117
Government and Agency Obligations	-	4,553,720	-	4,553,720
Short Term Investments	3,183,030	-	-	3,183,030
Total	$ 25,611,725	$9,682,837	$ -	$ 35,294,562

Core Equity Fund
Common Stocks	$ 267,535,138	$ -	$ -	$ 267,535,138
Short Term Investments	5,724,772	-	-	5,724,772
Total	$ 273,259,910	$ -	$ -	$ 273,259,910

Large Cap Growth Fund
Common Stocks	$ 83,228,848	$ -	$ -	$ 83,228,848
Short Term Investments	2,189,860	-	-	2,189,860
Total	$ 85,418,708	$ -	$ -	$ 85,418,708

QUARTERLY REPORT 2010

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Growth Opportunities Fund
Common Stocks	$ 87,875,706	$ -	$ -	$ 87,875,706
Short Term Investments	2,554,771	-	-	2,554,771
Total	$ 90,430,477	$ -	$ -	$ 90,430,477

Small Company Fund
Common Stocks	$ 126,321,256	$ -	$ -	$ 126,321,256
Short Term Investments	7,219,315	-	-	7,219,315
Total	$ 133,540,571	$ -	$ -	$ 133,540,571

International Equity Fund
Foreign Stocks	104,038,686	-	-	104,038,686
Preferred Stocks	1,392,295	-	-	1,392,295
Exchange Traded Funds	878,302	-	-	878,302
Total	$ 106,309,283	$ -	$ -	$ 106,309,283

The only significant transfers in and out of Level 1 and Level 2 during the period ended December 31, 2010 occurred in the International Equity Fund.  As previously noted, an independent statistical fair value pricing service is used to value international equity securities where criteria constituting a significant event exists.  In instances where criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations.  In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations.  Significant event criteria did not exist as of March 31, 2010 or December 31, 2010, and therefore foreign investments were generally valued as Level 1 on March 31, 2010 and December 31, 2010.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period ended December 31, 2010:

	Balance at Beginning of Period	Transfers Into Level 3	Transfers Out of Level 3	Total Realized and Change in Unrealized Gain/ (Loss)	Purchases	(Sales)	Balance at End of Period	Change in Unrealized Appreciation/ (Depreciation) for Level 3 Investments Held at End of Period
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset- Backed Securities	$ 372,898	$ -	$ -	$ (36,193)	$ -	$(4,942)	$ 331,763	$ (37,303)
Income Fund
Non-U.S. Government Agency Asset- Backed Securities	$ 451,644	$ -	$ -	$ (6,942)	$ 3,910	$(5,098)	$ 443,514	$ (8,087)

QUARTERLY REPORT 2010

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

Securities Transactions and Investment Income
During the period ended December 31, 2010, securities transactions are accounted for no later than one business day following trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on the sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Risk Associated with Foreign Securities and Currencies
The International Equity Fund invests in securities of foreign issuers in various countries.  These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of adverse future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, all of which could adversely affect the value of those securities.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests.  These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Foreign Currency Exchange Contracts
The International Equity Fund may enter into forward foreign currency contracts in connection with a planned purchase or sale of securities or to hedge the U.S. dollar value of securities denominated in a particular currency.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Equity Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily based on the bid exchange rate of the underlying currency and any gains or losses are recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed.  The International Equity Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  During the period ended December 31, 2010, the International Equity Fund did not hold any forward foreign currency contracts.

Foreign Currency Translation
The books and records of each Fund are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	Fair value of investment securities, other assets and liabilities at the current bid rate of exchange
(ii)	Purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.  The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

QUARTERLY REPORT 2010

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2010 (Unaudited)

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes at rates ranging up to 25%.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  If the value of more than 50% of the Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the International Equity Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933 (the “1933 Act”), as amended, or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.  Whether a restricted security is illiquid or not is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.  As of December 31, 2010, the Balanced Fund held the following Rule 144A security that was not deemed liquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 5.00%, 04/13/20	3/31/10	$ 500,000	$ 469,156	1.3%

2.  Federal Income Taxes
At December 31, 2010, the cost basis, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Tributary Short-Intermediate Bond Fund	$ 66,459,349	$ 2,541,754	$ (1,359,762)	$ 1,181,992
Tributary Income Fund	60,947,930	2,714,740	(2,736,479)	(21,739)
Tributary Balanced Fund	27,820,705	7,566,623	(92,766)	7,473,857
Tributary Core Equity Fund	249,032,615	29,156,598	(4,929,303)	24,227,295
Tributary Large Cap Growth Fund	70,506,488	17,475,548	(2,563,328)	14,912,220
Tributary Growth Opportunities Fund	59,254,707	31,399,053	(223,283)	31,175,770
Tributary Small Company Fund	111,535,046	23,601,089	(1,595,564)	22,005,525
Tributary International Equity Fund	97,393,401	13,281,953	(4,366,071)	8,915,882

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales, mark-to-market on investments in passive foreign investment companies and tax amortization/accretion methods for premium and market discount.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	March 1, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	March 1, 2011

Exhibit List

Exhibit 3(a):	Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.